EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY	6 Months Ended
Jun. 30, 2018
Interests In Other Entities [Abstract]
INVESTMENTS
EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY

	Kabanga	Jabal Sayid	Zaldívar	GNX	Total
At January 1, 2017	$30	$180	$974	$1	$1,185
Funds invested	1	—	—	11	12
Dividend	—	—	(60)	—	(60)
Equity pick-up (loss) from equity investees	(1)	26	61	(10)	76
At December 31, 2017	$30	$206	$975	$2	$1,213
Funds invested	—	—	—	5	5
Equity pick-up (loss) from equity investees	—	19	14	(7)	26
Impairment charges	(30)	—	—	—	(30)
At June 30, 2018	$—	$225	$989	$—	$1,214